Equity-Based Compensation Plans And Employee Benefit Plans (Reconciliation Of Rights Activity) (Details) - Dec. 31, 2014 - Stock Appreciation Rights (SARs) - USD ($)
$ / shares in Units, shares in Thousands, $ in Thousands
Total
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Outstanding at December 31, 2013	207,498
Outstanding at December 31, 2013, Weighted Average Strike Price	$ 17.43
Outstanding at December 31, 2013	(37,813)
Exercised during 2014, Weighted Average Strike Price	$ 51.59
Forfeited or expired during 2014	(8,830)
Forfeited or expired during 2014, Weighted Average Strike Price	$ 16.03
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	160,855
Outstanding at December 31, 2014, Weighted Average Strike Price	$ 18.08
Outstanding at December 31, 2014	160,855
Outstanding at December 31, 2014, Weighted Average Contractual Remaining Term (Yrs)	3 years 5 months 20 days
Outstanding at December 31, 2014, Average Intrinsic Value	$ 3,906
Exercisable at December 31, 2014, Weighted Average Strike Price	$ 18.08
Exercisable at December 31, 2014, Weighted Average Contractual Remaining Term (Yrs)	3 years 5 months 20 days
Exercisable at December 31, 2014, Average Intrinsic Value	$ 3,906